Significant Estimates and Concentrations (Details Textual)	Sep. 30, 2012	Sep. 30, 2011
Significant Estimates And Concentrations (Textual) [Abstract]
Percentage of portfolio that was made up of loans that are in excess of supervisory loan-to-value limits	14.00%	25.00%